Debt - Company's Commitments under Operating Leases Requiring Annual Rental Payments (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 277
2018	237
2019	208
2020	183
2021	164
Thereafter	586
Operating Leases, Future Minimum Payments Due, Total	$ 1,655